Interest-bearing Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Interest-bearing Financial Liabilities

As at December 31, 2020 and 2019, this account consists of the following:

	2020	2019
	(in million pesos)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	205,195	172,834

Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 28 and 29)	17,570	19,722
	222,765	192,556

Summary of Changes to Unamortized Debt Discount

The following table describes all changes to unamortized debt discount for the years ended December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Unamortized debt discount at beginning of the year	491	418
Additions during the year	927	195
Revaluations during the year	(10)	—
Accretion during the year included as part of financing costs – net (Note 5)	(146)	(122)
Unamortized debt discount at end of the year	1,262	491

Summary of Long-term Debt

As at December 31, 2020 and 2019, long-term debt consists of:

		2020		2019
Description	Interest Rates	U.S. Dollar	Php	U.S. Dollar	Php
		(in millions)
U.S. Dollar Debts:
Fixed Rate Notes	2.5000% to 3.4500% in 2020	587	28,179	—	—
Export Credit Agencies-Supported Loans:
Exportkreditnamnden, or EKN	1.4100% in 2019	—	—	—	—
Term Loans:
Others	2.8850% and US$ LIBOR + 0.7900% to 1.4500% in 2020 and 2019	264	12,693	335	17,029
		851	40,872	335	17,029
Philippine Peso Debts:
Fixed Rate Corporate Notes	5.6423% to 5.9058% in 2020 and 5.3938% to 5.9058% in 2019		3,854		6,152
Fixed Rate Retail Bonds	5.2250% to 5.2813% in 2020 and 2019		14,989		14,965
Term Loans:
Unsecured Term Loans	3.9000% to 6.7339%; PHP BVAL + 0.5000% to 1.0000% (floor rate 4.5000%); PDST-R2 + 0.5000% to 0.6000% and TDF + 0.2500% in 2020 and 3.9000% to 6.7339%; PHP BVAL + 0.6000% to 1.0000% and PDST-R2 + 0.5000% to 0.6000% in 2019		163,050		154,410
			181,893		175,527
Total long-term debt (Notes 28 and 29)			222,765		192,556
Less portion maturing within one year (Note 28)			17,570		19,722
Noncurrent portion of long-term debt (Note 28)			205,195		172,834

Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values
The scheduled maturities of our consolidated outstanding long-term debt at nominal values as at December 31, 2020 are as follows:

	U.S. Dollar Debt		Php Debt	Total
Year	U.S. Dollar	Php	Php	Php
	(in millions)
2021	60	2,852	14,859	17,711
2022	44	2,131	13,000	15,131
2023	39	1,873	25,438	27,311
2024	39	1,873	13,775	15,648
2025	14	672	21,465	22,137
2026 and onwards	670	32,174	93,915	126,089
Total long-term debt (Note 28)	866	41,575	182,452	224,027

				Repurchase			Outstanding Amounts
				Amount			2020				2019
Loan Amount	Issuance Date	Trustee	Terms	Php	Dates	Paid in full on	U.S. Dollar		Php		U.S. Dollar	Php
				(in millions)			(in millions)
Fixed Rate Notes(1)
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on January 23, 2031	—	—	—	294	(*)	14,110	(*)	—	—
PLDT
US$300M	June 23, 2020	The Bank of New York Mellon, London Branch	Non-amortizing, payable in full upon maturity on June 23, 2050	—	—	—	293	(*)	14,069	(*)	—	—
							587		28,179		—	—

(1)	The purpose of this loan is to refinance debt maturing in 2020 and 2021, prepay outstanding loans and partially finance capital expenditures.
(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

						Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of		Terms			Amount	Amount		2020		2019
Loan Amount	Loan Agreement	Lender(s)	Installments	Final Installment	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar	Php	U.S. Dollar	Php
						(in millions)			(in millions)
U.S. Dollar Debts
Exportkreditnamnden, or EKN, the Export-Credit Agency of Sweden
Smart
US$45.6M(1) Tranche A1: US$25M; Tranche A2: US$19M; Tranche B1: US$0.9M; Tranche B2: US$0.7M	February 22, 2013	Nordea Bank, subsequently assigned to SEK on July 3, 2013	10 equal semi-annual, commencing 6 months after the applicable mean delivery date	Tranche A1 and B1: July 16, 2018; Tranche A2 and B2: April 15, 2019	Various dates in 2013-2014	45.6	—	July 16, 2018 and April 15, 2019	—	—	—	—
									—	—	—	—

(1)	The purpose of this loan is to finance the supply and services contracts for the modernization and expansion project.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of				Amount	Amount		2020		2019
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar	Php	U.S. Dollar	Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)
Smart
US$100M	March 7, 2014	MUFG Bank, Ltd.	9 equal semi-annual installment, commencing 12 months after drawdown date, with final installment on March 7, 2019	Various dates in 2014 March 2, 2015	90 10	—	March 7, 2019	—	—	—	—
Smart
US$50M	May 14, 2014	Mizuho Bank Ltd.	9 equal semi-annual installment, commencing 11 months after drawdown date, with final installment on May 14, 2019	July 1, 2014	50	—	May 14, 2019	—	—	—	—
PLDT
US$100M	August 5, 2014	Philippine National Bank, or PNB	Annual amortization rate of 1% of the issue price on the first-year up to the fifth-year from the initial drawdown date, with final installment on August 11, 2020	Various dates in 2014	100	—	August 11, 2020	—	—	95	4,826
PLDT
US$50M	August 29, 2014	Metrobank	Annual amortization rate of 1% of the issue price payable semi-annually starting on the first-year up to the fifth-year anniversary of from the initial drawdown date and the balance payable upon maturity on September 2, 2020	September 2, 2014	50	—	September 2, 2020	—	—	48	2,426
								—	—	143	7,252

(1)	The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of				Amount	Amount		2020				2019
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	MUFG Bank, Ltd.	Commencing 36 months after loan date, with semi- annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	—	45	(*)	2,157	(*)	74	(*)	3,797	(*)
Smart
US$200M	March 4, 2015	Mizuho Bank Ltd.	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020	Various dates in 2015	200	—	March 4, 2020	—		—		22	(*)	1,128	(*)
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	—	30	(*)	1,469	(*)	46	(*)	2,324	(*)
PLDT
US$25M	March 22, 2016	NTT TC Leasing Co., Ltd., or NTT TC Leasing(1)	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	—	25	(*)	1,197	(*)	25	(*)	1,265	(*)
PLDT
US$25M	January 31, 2017	NTT TC Leasing(1)	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25	(*)	1,195	(*)	25	(*)	1,263	(*)
Smart
US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	139	(*)	6,675	(*)	—		—
								264		12,693		192		9,777
								264		12,693		335		17,029

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	Effective July 1, 2020, these loans were transferred from NTT Finance Corporation to NTT TC Leasing. See Note 25 – Related Party Transactions.

	Date of			Date of	Payments		Outstanding Amounts
	Loan			Issuance/	Amount		2020	2019
Loan Amount	Agreement	Facility Agent	Installments	Drawdown	Php	Date	Php	Php
					(in millions)		(in millions)
Philippine Peso Debts
Fixed Rate Corporate Notes(1)
PLDT
Php1,500M	July 25, 2012	Metrobank	Annual amortization rate of 1% of the issue price on the first-year up to the sixth-year from issue date and the balance payable upon maturity on July 27, 2019	July 27, 2012	1,188 282	July 29, 2013 April 29, 2019	—	—
PLDT
Php8,800M Series A: Php4,610M;	September 19, 2012	Metrobank	Series A: 1% annual amortization on the first up to sixth-year, with the balance payable on September 21, 2019;	September 21, 2012	2,055 2,741	June 21, 2013 September 23, 2019	3,560	3,599
Series B: Php4,190M			Series B: 1% annual amortization on the first up to ninth-year, with the balance payable on September 21, 2022
PLDT
Php6,200M Series A: 7-year notes Php3,775M;	November 20, 2012	BDO	Series A: Annual amortization rate of 1% of the issue price on the first-year up to the sixth- year from issue date and the balance payable upon maturity on November 22, 2019;	November 22, 2012	3,549	February 22, 2019	—	2,255
Series B: 10-year notes Php2,425M			Series B: Annual amortization rate of 1% of the issue price on the first-year up to the ninth-year from issue date and the balance payable upon maturity on November 22, 2022		2,255	November 23, 2020
PLDT
Php2,055M Series A: Php1,735M;	June 14, 2013	Metrobank	Series A: Annual amortization rate of 1% of the issue price up to the fifth-year and the balance payable upon maturity on September 21, 2019;	June 21, 2013	1,644	September 23, 2019	294	298
Series B: Php320M			Series B: Annual amortization rate of 1% of the issue price up to the eighth-year and the balance payable upon maturity on September 21, 2022
PLDT
Php1,188M	July 19, 2013	Metrobank	Annual amortization rate of 1% of the issue on the first-year up to the fifth- year from the issue date and the balance payable upon maturity on July 27, 2019	July 29, 2013	1,129	April 29, 2019	—	—
							3,854	6,152

(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

				Date of	Payments		Outstanding Amounts
				Issuance/	Amount		2020		2019
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php		Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non- amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non- amortizing payable in full on February 6, 2024	February 6, 2014	12,400	February 8, 2021	14,989	(*)	14,965	(*)

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020	2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	2,000	—	—	1,920	1,940
PLDT
Php200M	August 31, 2012	Manufacturers Life Insurance Co. (Phils.), Inc.	Payable in full upon maturity on October 9, 2019	October 9, 2012	200	—	April 10, 2019	—	—
PLDT
Php1,000M	September 3, 2012	Union Bank of the Philippines, or Union Bank	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown date and the balance payable upon maturity on January 13, 2020	January 11, 2013	1,000	—	January 13, 2020	—	940
PLDT
Php1,000M	October 11, 2012	Philippine American Life and General Insurance Company, or Philam Life	Payable in full upon maturity on December 5, 2022	December 3, 2012	1,000	—	December 3, 2020	—	1,000
Smart
Php3,000M	December 17, 2012	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019	Various dates in 2012-2013	3,000	—	December 20, 2019	—	—
PLDT
Php2,000M	November 13, 2013	Bank of the Philippine Islands, or BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown and the balance payable upon maturity on November 22, 2020	Various dates in 2013-2014	2,000	—	August 24, 2020	—	1,880
Smart
Php3,000M	November 25, 2013	Metrobank	Annual amortization rate of 10% of the total amount drawn for six-years and the final installment is payable upon maturity on November 27, 2020	November 29, 2013	3,000	—	September 29, 2020	—	1,199	(*)
								1,920	6,959

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations, which were utilized for service improvements and expansion programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020	2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
Smart
Php3,000M	December 3, 2013	BPI	Annual amortization rate of 1% of the total amount drawn for the first six-years and the final installment is payable upon maturity on December 10, 2020	December 10, 2013	3,000	—	October 9, 2020	—	2,818	(*)
Smart
Php3,000M	January 29, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 5, 2014	3,000	—	November 18, 2020	—	2,847	(*)
Smart
Php500M	February 3, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 7, 2014	500	—	November 18, 2020	—	475
Smart
Php2,000M	March 26, 2014	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021	March 28, 2014	2,000	—	October 30, 2020	—	1,900
PLDT
Php1,500M	April 2, 2014	Philam Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	—	1,500	1,500
Smart
Php500M	April 2, 2014	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021	April 4, 2014	500	—	October 30, 2020	—	475
PLDT
Php1,000M	May 23, 2014	Philam Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	—	1,000	1,000
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	—	940	950
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,410	1,425
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025	March 24, 2015	2,000	—	—	1,900	1,920
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,850	2,880
								9,600	18,190

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,750		4,800
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	5,000	—	—	4,737	(*)	4,785	(*)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,736	(*)	4,784	(*)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,736	(*)	4,784	(*)
Smart
Php7,000M	December 18, 2015	CBC	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	—	4,897	(*)	5,593	(*)
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,900	(*)	2,929	(*)
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	—	5,748	(*)	5,804	(*)
PLDT
Php8,000M	July 14, 2016	Security Bank	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,495	(*)	7,651	(*)
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	—	6,225	(*)	6,286	(*)
								46,224		47,416

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,880		2,910
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	October 24, 2016 and November 21, 2016	5,400	—	—	5,178	(*)	5,229	(*)
PLDT
Php5,300M	October 14, 2016	BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	—	5,076	(*)	5,125	(*)
Smart
Php2,500M	October 27, 2016	CBC	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	—	2,000		2,250
Smart
Php4,000M(1)	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first- year up to the ninth-year and the balance payable upon maturity on April 5, 2027	April 5, 2017	4,000	—	—	1,917	(*)	1,935	(*)
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	970		980
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	1,960		1,980
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,383	(*)	3,417	(*)
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth- year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	1,470		1,485
								24,834		25,311

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The amount of Php2,000 million was prepaid on May 29, 2017.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020	2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,930	1,950
PLDT
Php3,500 M	July 5, 2017	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,395	3,430
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028	April 2, 2018	1,500	—	—	1,470	1,485
Smart
Php1,000M	September 28, 2017	Union Bank	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028	February 19, 2018	1,000	—	—	980	990
PLDT
Php2,000M	April 19, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028	April 25, 2018	2,000	—	—	1,960	1,980
PLDT
Php1,000M	April 20, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028	May 3, 2018	1,000	—	—	980	990
PLDT
Php2,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	2,000	—	—	1,960	1,980
								12,675	12,805

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php2,000M	May 25, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024	May 28, 2018	2,000	—	—	1,951	(*)	1,969	(*)
Smart
Php1,500M	June 27, 2018	Development Bank of the Philippines, or DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024	June 28, 2018	1,500	—	—	1,500		1,500
Smart
Php3,000M	July 31, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	August 10, 2018	3,000	—	—	2,922	(*)	2,950	(*)
Smart
Php5,000M	January 11, 2019	DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029	May 6, 2019 September 2, 2019	2,000 3,000	—	—	4,980	(*)	4,978	(*)
PLDT
Php8,000M	February 18, 2019	Union Bank	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029	July 11, 2019 September 6, 2019 October 1, 2019 November 5, 2019	3,000 2,000 1,000 2,000	—	—	7,900	(*)	7,978	(*)
Smart
Php4,000M	February 21, 2019	PNB	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027	March 11, 2019	4,000	—	—	3,936	(*)	3,972	(*)
PLDT
Php2,000M	April 11, 2019	Bank of China (Hong Kong) Limited, Manila Branch	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,968	(*)	1,985	(*)
PLDT
Php2,000M	July 1, 2019	PNB	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,967	(*)	1,985	(*)
Smart
Php8,000M	September 25, 2019	CBC	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029	October 2, 2019	8,000	—	—	7,949	(*)	7,942	(*)
								35,073		35,259

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M	December 9, 2019	DBP	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029	December 12, 2019	4,000	—	—	3,973	(*)	3,970	(*)
PLDT
Php4,500M	December 12, 2019	BPI	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029	December 15, 2019	4,500	—	—	4,424	(*)	4,500
Smart
Php3,000M	January 20, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030	January 24, 2020	3,000	—	—	2,979	(*)	—
PLDT
Php5,000M	January 29, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030	January 31, 2020	5,000	—	—	4,965	(*)	—
PLDT
Php4,000M	March 24, 2020	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028	March 26, 2020	4,000	—	—	3,972	(*)	—
PLDT
Php2,500M	March 30, 2020	MUFG Bank, Ltd.	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity on October 2, 2026	April 2, 2020	2,500	—	—	2,484	(*)	—
PLDT
Php3,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 28, 2030	May 28, 2020	3,000	—	—	2,979	(*)	—
Smart
Php4,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of principal amount of the loan starting on the first-year up to the ninth- year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030	November 20, 2020	4,000	—	—	3,970		—
PLDT
Php3,000M	May 21, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2030	December 18, 2020	3,000	—	—	2,978	(*)	—
PLDT
Php5,000M	February 9, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032	February 15, 2021	5,000	—	—	—		—
Smart
Php3,000M	March 4, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 7, 2031	March 9, 2021	3,000	—	—	—		—
Smart
Php3,000M	March 5, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
Smart
Php3,000M	March 8, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
								32,724		8,470
								163,050		154,410

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

Disclosure Of Loans Explanatory

(1)	The purpose of this loan is to refinance debt maturing in 2020 and 2021, prepay outstanding loans and partially finance capital expenditures.
(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

						Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of		Terms			Amount	Amount		2020		2019
Loan Amount	Loan Agreement	Lender(s)	Installments	Final Installment	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar	Php	U.S. Dollar	Php
						(in millions)			(in millions)
U.S. Dollar Debts
Exportkreditnamnden, or EKN, the Export-Credit Agency of Sweden
Smart
US$45.6M(1) Tranche A1: US$25M; Tranche A2: US$19M; Tranche B1: US$0.9M; Tranche B2: US$0.7M	February 22, 2013	Nordea Bank, subsequently assigned to SEK on July 3, 2013	10 equal semi-annual, commencing 6 months after the applicable mean delivery date	Tranche A1 and B1: July 16, 2018; Tranche A2 and B2: April 15, 2019	Various dates in 2013-2014	45.6	—	July 16, 2018 and April 15, 2019	—	—	—	—
									—	—	—	—

(1)	The purpose of this loan is to finance the supply and services contracts for the modernization and expansion project.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of				Amount	Amount		2020		2019
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar	Php	U.S. Dollar	Php
					(in millions)			(in millions)
U.S. Dollar Debts
Other Term Loans(1)
Smart
US$100M	March 7, 2014	MUFG Bank, Ltd.	9 equal semi-annual installment, commencing 12 months after drawdown date, with final installment on March 7, 2019	Various dates in 2014 March 2, 2015	90 10	—	March 7, 2019	—	—	—	—
Smart
US$50M	May 14, 2014	Mizuho Bank Ltd.	9 equal semi-annual installment, commencing 11 months after drawdown date, with final installment on May 14, 2019	July 1, 2014	50	—	May 14, 2019	—	—	—	—
PLDT
US$100M	August 5, 2014	Philippine National Bank, or PNB	Annual amortization rate of 1% of the issue price on the first-year up to the fifth-year from the initial drawdown date, with final installment on August 11, 2020	Various dates in 2014	100	—	August 11, 2020	—	—	95	4,826
PLDT
US$50M	August 29, 2014	Metrobank	Annual amortization rate of 1% of the issue price payable semi-annually starting on the first-year up to the fifth-year anniversary of from the initial drawdown date and the balance payable upon maturity on September 2, 2020	September 2, 2014	50	—	September 2, 2020	—	—	48	2,426
								—	—	143	7,252

(1)	The purpose of this loan is to finance capital expenditures and/or to refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of				Amount	Amount		2020				2019
Loan Amount	Loan Agreement	Lender(s)	Terms	Dates Drawn	U.S. Dollar		Paid in full on	U.S. Dollar		Php		U.S. Dollar		Php
					(in millions)			(in millions)
PLDT
US$200M Tranche A: US$150M; Tranche B: US$50M	February 26, 2015	MUFG Bank, Ltd.	Commencing 36 months after loan date, with semi- annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022	Various dates in 2015	200	—	—	45	(*)	2,157	(*)	74	(*)	3,797	(*)
Smart
US$200M	March 4, 2015	Mizuho Bank Ltd.	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020	Various dates in 2015	200	—	March 4, 2020	—		—		22	(*)	1,128	(*)
Smart
US$100M	December 7, 2015	Mizuho Bank Ltd.	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022	Various dates in 2016	100	—	—	30	(*)	1,469	(*)	46	(*)	2,324	(*)
PLDT
US$25M	March 22, 2016	NTT TC Leasing Co., Ltd., or NTT TC Leasing(1)	Non-amortizing, payable upon maturity on March 30, 2023	March 30, 2016	25	—	—	25	(*)	1,197	(*)	25	(*)	1,265	(*)
PLDT
US$25M	January 31, 2017	NTT TC Leasing(1)	Non-amortizing, payable upon maturity on March 27, 2024	March 30, 2017	25	—	—	25	(*)	1,195	(*)	25	(*)	1,263	(*)
Smart
US$140M	March 4, 2020	PNB	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030	December 14, 2020	140	—	—	139	(*)	6,675	(*)	—		—
								264		12,693		192		9,777
								264		12,693		335		17,029

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	Effective July 1, 2020, these loans were transferred from NTT Finance Corporation to NTT TC Leasing. See Note 25 – Related Party Transactions.

	Date of			Date of	Payments		Outstanding Amounts
	Loan			Issuance/	Amount		2020	2019
Loan Amount	Agreement	Facility Agent	Installments	Drawdown	Php	Date	Php	Php
					(in millions)		(in millions)
Philippine Peso Debts
Fixed Rate Corporate Notes(1)
PLDT
Php1,500M	July 25, 2012	Metrobank	Annual amortization rate of 1% of the issue price on the first-year up to the sixth-year from issue date and the balance payable upon maturity on July 27, 2019	July 27, 2012	1,188 282	July 29, 2013 April 29, 2019	—	—
PLDT
Php8,800M Series A: Php4,610M;	September 19, 2012	Metrobank	Series A: 1% annual amortization on the first up to sixth-year, with the balance payable on September 21, 2019;	September 21, 2012	2,055 2,741	June 21, 2013 September 23, 2019	3,560	3,599
Series B: Php4,190M			Series B: 1% annual amortization on the first up to ninth-year, with the balance payable on September 21, 2022
PLDT
Php6,200M Series A: 7-year notes Php3,775M;	November 20, 2012	BDO	Series A: Annual amortization rate of 1% of the issue price on the first-year up to the sixth- year from issue date and the balance payable upon maturity on November 22, 2019;	November 22, 2012	3,549	February 22, 2019	—	2,255
Series B: 10-year notes Php2,425M			Series B: Annual amortization rate of 1% of the issue price on the first-year up to the ninth-year from issue date and the balance payable upon maturity on November 22, 2022		2,255	November 23, 2020
PLDT
Php2,055M Series A: Php1,735M;	June 14, 2013	Metrobank	Series A: Annual amortization rate of 1% of the issue price up to the fifth-year and the balance payable upon maturity on September 21, 2019;	June 21, 2013	1,644	September 23, 2019	294	298
Series B: Php320M			Series B: Annual amortization rate of 1% of the issue price up to the eighth-year and the balance payable upon maturity on September 21, 2022
PLDT
Php1,188M	July 19, 2013	Metrobank	Annual amortization rate of 1% of the issue on the first-year up to the fifth- year from the issue date and the balance payable upon maturity on July 27, 2019	July 29, 2013	1,129	April 29, 2019	—	—
							3,854	6,152

(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

				Date of	Payments		Outstanding Amounts
				Issuance/	Amount		2020		2019
Loan Amount	Agreement	Paying Agent	Terms	Drawdown	Php	Date	Php		Php
					(in millions)		(in millions)
Fixed Rate Retail Bonds(1)
PLDT
Php15,000M	January 22, 2014	Philippine Depositary Trust Corp.	Php12.4B – non- amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non- amortizing payable in full on February 6, 2024	February 6, 2014	12,400	February 8, 2021	14,989	(*)	14,965	(*)

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance capital expenditures and/or refinance existing loan obligations which were utilized for network expansion and improvement programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020	2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
Term Loans
Unsecured Term Loans(1)
PLDT
Php2,000M	March 20, 2012	RCBC	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022	April 12, 2012	2,000	—	—	1,920	1,940
PLDT
Php200M	August 31, 2012	Manufacturers Life Insurance Co. (Phils.), Inc.	Payable in full upon maturity on October 9, 2019	October 9, 2012	200	—	April 10, 2019	—	—
PLDT
Php1,000M	September 3, 2012	Union Bank of the Philippines, or Union Bank	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown date and the balance payable upon maturity on January 13, 2020	January 11, 2013	1,000	—	January 13, 2020	—	940
PLDT
Php1,000M	October 11, 2012	Philippine American Life and General Insurance Company, or Philam Life	Payable in full upon maturity on December 5, 2022	December 3, 2012	1,000	—	December 3, 2020	—	1,000
Smart
Php3,000M	December 17, 2012	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019	Various dates in 2012-2013	3,000	—	December 20, 2019	—	—
PLDT
Php2,000M	November 13, 2013	Bank of the Philippine Islands, or BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown and the balance payable upon maturity on November 22, 2020	Various dates in 2013-2014	2,000	—	August 24, 2020	—	1,880
Smart
Php3,000M	November 25, 2013	Metrobank	Annual amortization rate of 10% of the total amount drawn for six-years and the final installment is payable upon maturity on November 27, 2020	November 29, 2013	3,000	—	September 29, 2020	—	1,199	(*)
								1,920	6,959

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The purpose of this loan is to finance the capital expenditures and/or refinance existing loan obligations, which were utilized for service improvements and expansion programs.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020	2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
Smart
Php3,000M	December 3, 2013	BPI	Annual amortization rate of 1% of the total amount drawn for the first six-years and the final installment is payable upon maturity on December 10, 2020	December 10, 2013	3,000	—	October 9, 2020	—	2,818	(*)
Smart
Php3,000M	January 29, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 5, 2014	3,000	—	November 18, 2020	—	2,847	(*)
Smart
Php500M	February 3, 2014	LBP	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021	February 7, 2014	500	—	November 18, 2020	—	475
Smart
Php2,000M	March 26, 2014	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021	March 28, 2014	2,000	—	October 30, 2020	—	1,900
PLDT
Php1,500M	April 2, 2014	Philam Life	Payable in full upon maturity on April 4, 2024	April 4, 2014	1,500	—	—	1,500	1,500
Smart
Php500M	April 2, 2014	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021	April 4, 2014	500	—	October 30, 2020	—	475
PLDT
Php1,000M	May 23, 2014	Philam Life	Payable in full upon maturity on May 28, 2024	May 28, 2014	1,000	—	—	1,000	1,000
PLDT
Php1,000M	June 9, 2014	LBP	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024	June 13, 2014	1,000	—	—	940	950
PLDT
Php1,500M	July 28, 2014	Union Bank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024	July 31, 2014	1,500	—	—	1,410	1,425
PLDT
Php2,000M	February 25, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025	March 24, 2015	2,000	—	—	1,900	1,920
PLDT
Php3,000M	June 26, 2015	BPI	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025	June 30, 2015	3,000	—	—	2,850	2,880
								9,600	18,190

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
PLDT
Php5,000M	August 3, 2015	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025	Various dates in 2015	5,000	—	—	4,750		4,800
Smart
Php5,000M	August 11, 2015	Metrobank	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025	September 1, 2015	5,000	—	—	4,737	(*)	4,785	(*)
Smart
Php5,000M	December 11, 2015	BPI	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025	December 21, 2015	5,000	—	—	4,736	(*)	4,784	(*)
Smart
Php5,000M	December 16, 2015	Metrobank	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026	December 28, 2015	5,000	—	—	4,736	(*)	4,784	(*)
Smart
Php7,000M	December 18, 2015	CBC	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022	December 28, 2015 and February 24, 2016	7,000	—	—	4,897	(*)	5,593	(*)
PLDT
Php3,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027	February 20, 2017	3,000	—	—	2,900	(*)	2,929	(*)
PLDT
Php6,000M	July 1, 2016	Metrobank	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023	August 30, 2016 and November 10, 2016	6,000	—	—	5,748	(*)	5,804	(*)
PLDT
Php8,000M	July 14, 2016	Security Bank	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027	February 27, 2017	8,000	—	—	7,495	(*)	7,651	(*)
PLDT
Php6,500M	September 20, 2016	BPI	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023	November 2, 2016 and December 19, 2016	6,500	—	—	6,225	(*)	6,286	(*)
								46,224		47,416

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php3,000M	September 28, 2016	BDO	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026	October 5, 2016	3,000	—	—	2,880		2,910
Smart
Php5,400M	September 28, 2016	Union Bank	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023	October 24, 2016 and November 21, 2016	5,400	—	—	5,178	(*)	5,229	(*)
PLDT
Php5,300M	October 14, 2016	BPI	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023	December 19, 2016	5,300	—	—	5,076	(*)	5,125	(*)
Smart
Php2,500M	October 27, 2016	CBC	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023	December 8, 2016	2,500	—	—	2,000		2,250
Smart
Php4,000M(1)	October 28, 2016	Security Bank	Semi-annual amortization rate of 1% of the total amount drawn from first- year up to the ninth-year and the balance payable upon maturity on April 5, 2027	April 5, 2017	4,000	—	—	1,917	(*)	1,935	(*)
Smart
Php1,000M	December 16, 2016	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027	December 7, 2017	1,000	—	—	970		980
Smart
Php2,000M	December 22, 2016	LBP	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028	January 22, 2018	2,000	—	—	1,960		1,980
PLDT
Php3,500M	December 23, 2016	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027	April 5, 2017	3,500	—	—	3,383	(*)	3,417	(*)
Smart
Php1,500M	April 18, 2017	PNB	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth- year anniversary of the advance and the balance payable upon maturity on January 3, 2025	January 3, 2018	1,500	—	—	1,470		1,485
								24,834		25,311

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.
(1)	The amount of Php2,000 million was prepaid on May 29, 2017.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020	2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php	Php
					(in millions)			(in millions)
PLDT
Php2,000M	May 24, 2017	Security Bank	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027	May 29, 2017	2,000	—	—	1,930	1,950
PLDT
Php3,500 M	July 5, 2017	LBP	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027	July 10, 2017	3,500	—	—	3,395	3,430
PLDT
Php1,500M	August 29, 2017	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028	April 2, 2018	1,500	—	—	1,470	1,485
Smart
Php1,000M	September 28, 2017	Union Bank	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028	February 19, 2018	1,000	—	—	980	990
PLDT
Php2,000M	April 19, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028	April 25, 2018	2,000	—	—	1,960	1,980
PLDT
Php1,000M	April 20, 2018	LBP	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028	May 3, 2018	1,000	—	—	980	990
PLDT
Php2,000M	May 9, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	May 10, 2018	2,000	—	—	1,960	1,980
								12,675	12,805

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php2,000M	May 25, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024	May 28, 2018	2,000	—	—	1,951	(*)	1,969	(*)
Smart
Php1,500M	June 27, 2018	Development Bank of the Philippines, or DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024	June 28, 2018	1,500	—	—	1,500		1,500
Smart
Php3,000M	July 31, 2018	BPI	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028	August 10, 2018	3,000	—	—	2,922	(*)	2,950	(*)
Smart
Php5,000M	January 11, 2019	DBP	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029	May 6, 2019 September 2, 2019	2,000 3,000	—	—	4,980	(*)	4,978	(*)
PLDT
Php8,000M	February 18, 2019	Union Bank	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029	July 11, 2019 September 6, 2019 October 1, 2019 November 5, 2019	3,000 2,000 1,000 2,000	—	—	7,900	(*)	7,978	(*)
Smart
Php4,000M	February 21, 2019	PNB	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027	March 11, 2019	4,000	—	—	3,936	(*)	3,972	(*)
PLDT
Php2,000M	April 11, 2019	Bank of China (Hong Kong) Limited, Manila Branch	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,968	(*)	1,985	(*)
PLDT
Php2,000M	July 1, 2019	PNB	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026	September 6, 2019	2,000	—	—	1,967	(*)	1,985	(*)
Smart
Php8,000M	September 25, 2019	CBC	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029	October 2, 2019	8,000	—	—	7,949	(*)	7,942	(*)
								35,073		35,259

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.

					Drawn	Cancelled Undrawn		Outstanding Amounts
	Date of Loan				Amount	Amount	Paid in	2020		2019
Loan Amount	Agreement	Lender(s)	Terms	Dates Drawn	Php	Php	full on	Php		Php
					(in millions)			(in millions)
Smart
Php4,000M	December 9, 2019	DBP	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029	December 12, 2019	4,000	—	—	3,973	(*)	3,970	(*)
PLDT
Php4,500M	December 12, 2019	BPI	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029	December 15, 2019	4,500	—	—	4,424	(*)	4,500
Smart
Php3,000M	January 20, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030	January 24, 2020	3,000	—	—	2,979	(*)	—
PLDT
Php5,000M	January 29, 2020	BDO	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030	January 31, 2020	5,000	—	—	4,965	(*)	—
PLDT
Php4,000M	March 24, 2020	RCBC	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028	March 26, 2020	4,000	—	—	3,972	(*)	—
PLDT
Php2,500M	March 30, 2020	MUFG Bank, Ltd.	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity on October 2, 2026	April 2, 2020	2,500	—	—	2,484	(*)	—
PLDT
Php3,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 28, 2030	May 28, 2020	3,000	—	—	2,979	(*)	—
Smart
Php4,000M	May 20, 2020	LBP	Annual amortization rate equivalent to 1% of principal amount of the loan starting on the first-year up to the ninth- year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030	November 20, 2020	4,000	—	—	3,970		—
PLDT
Php3,000M	May 21, 2020	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2030	December 18, 2020	3,000	—	—	2,978	(*)	—
PLDT
Php5,000M	February 9, 2021	BPI	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032	February 15, 2021	5,000	—	—	—		—
Smart
Php3,000M	March 4, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 7, 2031	March 9, 2021	3,000	—	—	—		—
Smart
Php3,000M	March 5, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
Smart
Php3,000M	March 8, 2021	LBP	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity	—	—	—	—	—		—
								32,724		8,470
								163,050		154,410

(*)	Amounts are net of unamortized debt discount and/or debt issuance cost.